Nature of Operations	12 Months Ended
Dec. 31, 2022
Nature of Operations [Abstract]
Nature of Operations
1. NATURE OF OPERATIONS

Pan American Silver Corp. is the ultimate parent company of its subsidiary group (collectively, the “Company”, or “Pan American”). Pan American is a British Columbia corporation domiciled in Canada, and its office is at Suite 1440 – 625 Howe Street, Vancouver, British Columbia, V6C 2T6.
The Company is engaged in the production and sale of silver, gold, zinc, lead and copper as well as other related activities, including exploration, extraction, processing, refining and reclamation. The Company’s major products are produced from mines in Canada, Peru, Mexico, Argentina and Bolivia. Additionally, the Company has project development activities in Canada, Peru, Mexico and Argentina, and exploration activities throughout South America, Canada and Mexico. As at December 31, 2022, the Company's Escobal mine in Guatemala continues to be on care and maintenance pending satisfactory completion of a consultation process led by the Ministry of Energy and Mines ("MEM") in Guatemala.
The Company, Agnico Eagle Mines Limited (“Agnico Eagle”) and Yamana Gold Inc. (“Yamana”) entered into an arrangement agreement dated November 4, 2022 ( the "Arrangement Agreement"), whereby the Company agreed to acquire all of the issued and outstanding common shares of Yamana following the sale by Yamana of its Canadian assets, including certain subsidiaries and partnerships which hold Yamana’s interests in the Canadian Malartic mine, to Agnico Eagle, by way of a plan of arrangement under the Canada Business Corporations Act (the “Transaction”). The Transaction is expected to close in the first quarter of 2023, subject to certain regulatory approvals and other closing conditions. As a result, the Company expects to add to its portfolio the Jacobina mine in Brazil; the El Penon and Minera Florida mines in Chile; and the Cerro Morro mine in Argentina as well as two development projects in Argentina. Please refer to Note 33 for further details.